Fair value measurement - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement
Impairment charges recorded in connection with the investment	¥ 167,643	¥ 34,629	¥ 165,197